Expense Example {- Fidelity® MSCI Information Technology Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Information Technology Index ETF - Fidelity MSCI Information Technology Index ETF-Default
Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 9
3 years	27
5 years	47
10 years	$ 108